STOCK BASED COMPENSATION, Stock Option, weighted-average assumptions (Details) - $ / shares	1 Months Ended					12 Months Ended
	Jul. 31, 2022	Oct. 31, 2021	Jul. 31, 2021	Jan. 31, 2021	Aug. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employees
STOCK BASED COMPENSATION
Weighted-average grant-date fair values of stock options with a service condition granted						$ 3.30	$ 1.31	$ 1.27
Expected volatility	75.00%	75.00%	75.00%	65.00%	75.00%
Risk-free interest rate	0.72%	0.93%	0.72%	0.18%	0.22%
Probability weighted time to exit	3 years	5 years	5 years	3 years	4 years
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Third-party consultant
STOCK BASED COMPENSATION
Weighted-average grant-date fair values of stock options with a service condition granted						$ 2.20	$ 1.96
Expected volatility						75.00%	75.00%
Risk-free interest rate						0.72%	0.93%
Probability weighted time to exit						3 years	5 years
Expected dividend yield						0.00%	0.00%